METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED DECEMBER 9, 2010

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

ASSET ALLOCATION PORTFOLIOS and ZENITH EQUITY PORTFOLIO

In the section entitled “Portfolio Managers,” the following replaces the Asset Allocation Portfolios’ and Zenith Equity Portfolio’s “Other Accounts Managed” information:

Other Accounts Managed as of December 31, 2009 — Asset Allocation Portfolios and Zenith Equity Portfolio:

Name of Portfolio Manager and Portfolios Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Elizabeth M. Forget, Asset Allocation Portfolios and Zenith Equity Portfolio	Registered investment companies	9	$25,764,905,036	0	N/A
	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	0	N/A	0	N/A

Alan C. Leland, Jr., Asset Allocation Portfolios and Zenith Equity Portfolio	Registered investment companies	9	$25,764,905,036	0	N/A
	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	0	N/A	0	N/A

Darrel A. Olson, Asset Allocation Portfolios and Zenith Equity Portfolio	Registered investment companies	9	$25,764,905,036	0	N/A
	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	0	N/A	0	N/A

Thomas C. McDevitt, Asset Allocation Portfolios and Zenith Equity Portfolio	Registered investment companies	9	$25,764,905,036	0	N/A
	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	0	N/A	0	N/A

Jeffrey L. Bernier, Asset Allocation Portfolios and Zenith Equity Portfolio	Registered investment companies	9	$25,764,905,036	0	N/A
	Other pooled investment vehicles	0	N/A	0	N/A
	Other accounts	0	N/A	0	N/A